Derivative Financial Instruments - Summary of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss)/Gain Recognized in Income	$ 5,572	$ 1,098
Commodity Contract [Member] | Gain on Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss)/Gain Recognized in Income	$ 5,572	$ 1,098